Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	$ 108,606		$ 130,717		$ 1,070
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	98,741		121,146		(78,961)
Cash flow hedge, net of income tax	16,060	[1]	29,758	[2]	(14,386)	[3]
- Items that will not be reclassified to profit or loss:
Revaluation surplus net of income tax (Note 12)	(46,903)		(136,622)		29,453
Other comprehensive income / (loss) for the year	67,898		14,282		(63,894)
Total comprehensive income / (loss) for the year	176,504		144,999		(62,824)
Attributable to:
Equity holders of the parent	174,705		147,273		(63,353)
Non-controlling interest	$ 1,799		$ (2,274)		$ 529

[1]	Net of $7,337 of Income tax.
[2]	Net of $2,526 of Income tax
[3]	Net of $5,729 of income tax.